Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	Dunham Funds
Prospectus Date		rr_ProspectusDate	Feb. 27, 2015
Dunham Alternative Strategy Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)		rr_MaximumDeferredSalesChargeOverOfferingPrice	0.75%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee		rr_RedemptionFeeOverRedemption	none
Exchange Fee		rr_ExchangeFeeOverRedemption	none
Management Fees	[1]	rr_ManagementFeesOverAssets	1.13%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	[2]	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.24%
1 Year		rr_ExpenseExampleYear01	$ 789
3 Years		rr_ExpenseExampleYear03	1,235
5 Years		rr_ExpenseExampleYear05	1,706
10 Years		rr_ExpenseExampleYear10	$ 3,002
Dunham Alternative Strategy Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee		rr_RedemptionFeeOverRedemption	none
Exchange Fee		rr_ExchangeFeeOverRedemption	none
Management Fees	[1]	rr_ManagementFeesOverAssets	1.13%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	[2]	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.99%
1 Year		rr_ExpenseExampleYear01	$ 302
3 Years		rr_ExpenseExampleYear03	924
5 Years		rr_ExpenseExampleYear05	1,572
10 Years		rr_ExpenseExampleYear10	$ 3,308
Dunham Alternative Strategy Fund | Class N
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee		rr_RedemptionFeeOverRedemption	none
Exchange Fee		rr_ExchangeFeeOverRedemption	none
Management Fees	[1]	rr_ManagementFeesOverAssets	1.13%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	[2]	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.99%
1 Year		rr_ExpenseExampleYear01	$ 202
3 Years		rr_ExpenseExampleYear03	624
5 Years		rr_ExpenseExampleYear05	1,073
10 Years		rr_ExpenseExampleYear10	$ 2,317
Dunham Alternative Strategy Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement for fees and expenses [text block]		cik0001420040_SupplementForFeesAndExpensesTextBlock

Dunham Alternative Strategy Fund

Class A (DAASX)

Class C (DCASX)

Class N (DNASX)

Supplement dated July 15, 2015 to the Prospectus and Summary Prospectus each dated February 27, 2015, as amended April 24, 2015 (the "Prospectus"). This Supplement updates and supersedes any contrary information contained in the Prospectus or Summary Prospectus

Effective July 1, 2015, the Board of Trustees of the Dunham Funds has approved a change in the sub-advisory fee payable to Market Concepts, LLC ("mConcepts"), Sub-Adviser to the Dunham Alternative Strategy Fund (the "Fund"). The annual Base Sub-Advisory fee rate payable to mConcepts was lowered from 0.65% to 0.50% of the average daily net assets of the Fund, and the Performance Fee rate was lowered from +/- 0.35% to +/- 0.20% of the average daily net assets of the Fund.

Reference is made to the section entitled "Fees and Expenses of the Fund" located on page 24 of the Prospectus and page 1 of the Fund's Summary Prospectus. The table describing the Class A, Class C and Class N shareholder expenses of the Fund is deleted in its entirety and replaced with the following:

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example Supplement [Text Block]		cik0001420040_ExpenseExampleSupplementTextBlock	The table under the sub-heading "Example" that describes the costs of investing in shares of the Dunham Alternative Strategy Fund is deleted in its entirety and replaced with the following:

[1]	Management Fees have been restated to reflect a new Sub-Advisory agreement that is effective July 1, 2015. Actual Sub-Advisory fees may be higher or lower depending on Fund performance. The new Sub-Advisory fee is a fulcrum fee with a base or fulcrum of 0.50% and can range from 0.30% to 0.70%, depending on the effect of performance fees.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.